Intangible Assets - Schedule of Intangible Assets Associated with Products (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 4,269,657	¥ 3,818,544	¥ 3,909,106
Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,135,020	3,701,357	3,802,484
Marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,164,380	3,389,453	3,427,527
Marketed products | immunoglobulin
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 766,459	768,871
Remaining amortization period	12 years
Marketed products | TAKHZYRO
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 546,336	546,555
Remaining amortization period	11 years
Marketed products | VYVANSE
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 306,242	382,777
Remaining amortization period	3 years
Marketed products | ADVATE & ADYNOVATE
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 278,463	293,969
Remaining amortization period	7 years
Marketed products | ALUNBRIG
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 213,706	219,943
Remaining amortization period	8 years
In-process R&D
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 970,640	311,904	¥ 374,957
In-process R&D | TAK-279
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 533,999	¥ 0